Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005427 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005427 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005427 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005427 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005427 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005427 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005427 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005427 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005427 | Intuit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005427 | Waste Connections
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005427 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000005427 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000005428 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005428 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005428 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005428 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005428 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005428 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005428 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005428 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005428 | Intuit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005428 | Waste Connections
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005428 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000005428 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000166317 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000166317 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166317 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166317 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166317 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166317 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166317 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166317 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166317 | Intuit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166317 | Waste Connections
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166317 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000166317 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	31.90%